Schedule of taxes payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
GST taxes payable	$ 88,400	$ 75,299
Income taxes payable	13,324	10,222
Totals	$ 101,724	$ 85,521